Cover Page Document	Aug. 12, 2020
Cover page.
Document Type	8-K
Document Period End Date	Aug. 12, 2020
Entity Registrant Name	RealPage, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34846
Entity Tax Identification Number	75-2788861
Entity Address, Address Line One	2201 Lakeside Boulevard
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75082-4305
City Area Code	972
Local Phone Number	820-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	RP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001286225
Amendment Flag	false